Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories Net

December 31

(add 000)	2018	2017
Finished products	$615,719	$552,999
Products in process and raw materials	66,920	62,761
Supplies and expendable parts	139,566	128,792
	822,205	744,552
Less: Allowances	(159,170)	(143,961)
Total	$663,035	$600,591